Restatement of previously reported audited financial statements - Schedule of consolidated statements of cash flows (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss	$ (3,536,778)	$ (10,520,290)	$ (9,315,372)	$ (1,147,280)
Changes in non-cash working capital items	$ (245,095)	$ 3,639,822	$ 198,484	(141,575)
As previously reported [Member]
Statement of cash flows [abstract]
Net loss				(1,297,280)
Changes in non-cash working capital items				8,425
Adjustment [Member]
Statement of cash flows [abstract]
Net loss				150,000
Changes in non-cash working capital items				$ (150,000)